7. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Payment of Operating Lease

Future minimum lease payments required by non-cancelable operating leases in effect at December 31, 2012 are as follows (in thousands):

Years Ended December 31,	Amount

2013	$1,127
2014	1,120
2015	1,141
2016	1,103
2017	951
Thereafter	3,590
Total	$9,032